SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Key Financial Information by Reportable Segment
Key financial information by reportable segment for years ended December 31, 2015 and 2014 is as follows:

For the Year Ended December 31, 2015

	Litigation and
	Enforcement	Innovation(1)	Corporate	Total
Net revenue(1)	$1,662	$(973)	$—	$689
Expenses	(2,872)	(2,023)	(6,286)	(11,181)
Operating loss	(1,210)	(2,996)	(6,286)	(10,492)
Other income	—	—	75	75
Interest income	—	—	15	15
Net (loss) income	$(1,210)	$(2,996)	$(6,196)	$(10,402)

For the Year Ended December 31, 2014

	Litigation and
	Enforcement	Innovation(1)	Corporate	Total
Net revenue	$2,066	$—	$—	$2,066
Expenses	(6,505)	(2,494)	(8,752)	(17,751)
Operating loss	(4,439)	(2,494)	(8,752)	(15,685)
Other income	—	—	32	32
Interest income	—	—	35	35
Net (loss) income	$(4,439)	$(2,494)	$(8,685)	$(15,618)

(1)	Includes $439 of revenue from related party in connection with work subcontracted to us from a third party.